Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 66,605	€ 48,075
Impairment	22,810
Ending balance	168,264	66,605
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,535	4,394
Ending balance	21,924	16,535
Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,076	9,795
Ending balance	40,248	14,076
Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,993	1,777
Ending balance	4,359	3,993
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,001	32,109
Ending balance	101,733	32,001
Cumulative Amortization And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,093	20,951
Disposals	(7,138)	(949)
Depreciation	7,237	4,132
Impairment	22,810
Currency translation	17	(17)
Attributions		(24)
Ending balance	47,019	24,093
Cumulative Amortization And Impairment [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,415	2,450
Disposals	(1)	(77)
Depreciation	1,934	1,042
Ending balance	5,348	3,415
Cumulative Amortization And Impairment [Member] | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,308	7,257
Disposals	(2)	(739)
Depreciation	3,420	1,813
Attributions		(23)
Ending balance	11,726	8,308
Cumulative Amortization And Impairment [Member] | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,250	4,124
Disposals	(15)	(133)
Depreciation	1,883	1,277
Currency translation	17	(17)
Attributions		(1)
Ending balance	7,135	5,250
Cumulative Amortization And Impairment [Member] | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,120	7,120
Disposals	(7,120)
Impairment	22,810
Ending balance	22,810	7,120
Gross Carrying Amount of Acquisition Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	90,698	69,026
Additions	131,699	28,606
Disposals	(7,152)	(6,893)
Currency translation	38	(41)
Ending balance	215,283	90,698
Gross Carrying Amount of Acquisition Cost [Member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,950	6,844
Additions	3,353	5,690
Disposals	(4)	(77)
Reclassifications	3,973	7,493
Ending balance	27,272	19,950
Gross Carrying Amount of Acquisition Cost [Member] | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,384	17,052
Additions	28,047	4,622
Disposals	(10)	(839)
Reclassifications	1,553	1,549
Ending balance	51,974	22,384
Gross Carrying Amount of Acquisition Cost [Member] | Other equipment, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,243	5,901
Additions	2,228	3,772
Disposals	(15)	(398)
Reclassifications		9
Currency translation	38	(41)
Ending balance	11,494	9,243
Gross Carrying Amount of Acquisition Cost [Member] | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,121	39,229
Additions	98,071	14,522
Disposals	(7,123)	(5,579)
Reclassifications	(5,526)	(9,051)
Ending balance	€ 124,543	€ 39,121